UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (85.7%)
	ABAG Finance Authority for Nonprofit Corporations,
$6,000	Elder Care Alliance of San Francisco Ser 2006 A	3.78%	10/05/07	$6,000,000
12,750	Eskaton Village-Placerville Ser 2007	3.85	10/05/07	12,750,000
13,335	Eskaton Village-Roseville Ser 2006	3.85	10/05/07	13,335,000
12,300	Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)	3.98	10/01/07	12,300,000
13,885	Anaheim Public Financing Authority, Distribution System ROCs II-R Ser 6021 (MBIA)	3.88	10/05/07	13,885,000
	Austin Trust,
22,695	Irvine Unified School District No 07-1 Ser 2007 A Custody Receipts Ser 2007-314	3.90	10/05/07	22,695,000
10,000	Irvine Unified School District No 07-1 Ser 2007 B Custody Receipts Ser 2007-315	3.92	10/05/07	10,000,000
18,730	Bakersfield, Wastewater Ser 2007 B (FSA)	3.79	10/05/07	18,730,000
8,400	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2006 Ser B-1 (Ambac)	3.63	10/05/07	8,400,000
	California,
5,900	Economic Recovery Ser 2004 C-3	3.86	10/01/07	5,900,000
28,400	Economic Recovery Ser 2004 C-14 (XLCA)	3.70	10/05/07	28,400,000
15,700	Economic Recovery Ser 2004 C-18 (XLCA)	3.80	10/05/07	15,700,000
11,900	Economic Recovery Ser 2004 C-21 (XLCA)	3.70	10/05/07	11,900,000
11,050	California, Ser 2003 PUTTERs Ser 1460	4.00	10/05/07	11,050,000
	California Department of Water Resources,
10,000	Power Supply Ser 2002 C Subser C-16	3.76	10/05/07	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	3.78	10/05/07	6,000,000
6,350	Power Supply Ser 2005 F Subser F-5	3.97	10/01/07	6,350,000
6,800	Power Supply Ser 2005 G Subser G-10 (FGIC)	3.70	10/05/07	6,800,000
21,500	Power Supply Ser 2005 G Subser G-12 (FGIC)	3.71	10/05/07	21,500,000
20,840	Power Supply Ser 2005 G Subser G-14 (FGIC)	3.73	10/05/07	20,840,000
	California Educational Facilities Authority,
72,500	California Institute of Technology Ser 1994 & 2006 Ser A	3.76	10/05/07	72,500,000
5,465	California Lutheran University Ser 2004 A	3.81	10/05/07	5,465,000
	California Health Facilities Financing Authority,
3,100	Adventist Health System/West 1998 Ser A (MBIA)	3.88	10/01/07	3,100,000
17,025	Catholic Healthcare West Ser 2005 H	3.76	10/05/07	17,025,000
35,240	Kaiser Permanente Ser 2006 C	3.80	10/05/07	35,240,000
34,700	Northern California Presbyterian Homes & Services Ser 2004	3.70	10/05/07	34,700,000
36,495	Sisters of Charity of Leavenworth Health System Ser 2003	3.81	10/05/07	36,495,000
34,520	California Housing Finance Agency, Multifamily III 2001 Ser E (AMT)	3.81	10/05/07	34,520,000
5,750	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Ser 2006	3.75	10/05/07	5,750,000
	California Statewide Communities Development Authority,
20,700	American Baptist Homes of the West Ser 2006	3.75	10/05/07	20,700,000
30,000	Azusa Pacific University Ser 2007	3.78	10/05/07	30,000,000
5,820	Chabad of California Ser 2004	3.75	10/05/07	5,820,000
14,000	Front Porch Communities & Services Ser 2007 B	3.76	10/05/07	14,000,000
52,500	Kaiser Permanente Ser 2003 B & Ser 2004 J & L	3.80	10/05/07	52,500,000
6,500	Mariners Pointe Apartments 2006 Ser A	3.74	10/05/07	6,500,000
61,360	SWEEP Loan Program Ser 2007 A	3.77	10/05/07	61,360,000
12,000	University of San Diego Ser 2005	3.78	10/05/07	12,000,000
6,730	Cerritos Community College District, Ser 2005 P-FLOATs PT-2934 (Ambac)	3.95	10/05/07	6,730,000
6,700	Corona-Norco Unified School District, Ser 2005 COPs	3.70	10/05/07	6,700,000
25,400	East Bay Municipal Utility District, Wastewater Sub Ser 2003 B (XLCA)	3.80	10/05/07	25,400,000
2,990	East Side Union High School District, Santa Clara County Ser 2006 B MERLOTs Ser B 28 (MBIA)	3.78	10/05/07	2,990,000
7,740	Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)	3.70	10/05/07	7,740,000
72,955	Enhanced Return Puttable Floating Option Tax-Exempt Receipts, California P-FLOATs Ser EC-1011 & EC-1017	3.95	10/05/07	72,955,000
	Fresno,
7,345	Multifamily Housing Heron Pointe Apartments 2001 Ser A	3.74	10/05/07	7,345,000
18,800	Sewer System Sublien Ser 2000 A (FGIC)	3.70	10/05/07	18,800,000
10,500	Glendale Financing Authority, 2000 Police Building COPs	3.78	10/05/07	10,500,000
2,400	Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs (FSA)	3.70	10/05/07	2,400,000
6,195	Hacienda-La Puenta Unified School District, 2000 Ser B P-FLOATs PT-1988 (FSA)	3.95	10/05/07	6,195,000
23,945	Hemet Unified School District, Ser 2006 COPs (Ambac)	3.78	10/05/07	23,945,000
17,100	Hillsborough, Water & Sewer System Ser 2003 A & 2006 A COPs	3.81	10/05/07	17,100,000
3,280	J P Morgan Chase & Co, Los Angeles Unified School District Ser 2007 A-1 I-PUTTERs Ser 1711P (FSA)	3.94	10/05/07	3,280,000
12,180	Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B Floater-TRs Ser 2003 F 12J	3.83	10/05/07	12,180,000
30,000	Los Angeles, Multifamily Channel Gateway Apartments 1989 Ser B (AMT)	3.85	10/05/07	30,000,000
22,700	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	3.74	10/05/07	22,700,000
10,550	Los Angeles County Authority, Multifamily Malibu Meadows 1998 Ser B	3.74	10/05/07	10,550,000
	Los Angeles County Metropolitan Transportation Authority,
4,300	Prop C Sales Tax Ser 1993 A (MBIA)	3.70	10/05/07	4,300,000
6,000	Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)	3.89	10/05/07	6,000,000
	Los Angeles Department of Water & Power,
33,400	Power System 2001 Ser B Subser B-5	3.78	10/05/07	33,400,000
8,000	Water System 2001 Ser B Subser B-1	3.78	10/05/07	8,000,000
	Los Angeles Unified School District,

5,935	MERLOTs Ser 2007 C20 (FGIC)	3.90	10/05/07	5,935,000
10,875	P-FLOATs PT-1855 (FSA)	3.92	10/05/07	10,875,000
	MACON Trust,
15,000	Irvine Unified School District Community Facilities District No 06-1
	Ser 2007 B Variable Ser 2007-317	3.92	10/05/07	15,000,000
22,420	Tustin Unified School District Community Facilities District No 07-1
	Ser 2007 Variable Ser 2007-336	3.92	10/05/07	22,420,000
4,800	Madera Irrigation Financing Authority, Water Ser 2005 A (XLCA)	3.98	10/01/07	4,800,000
4,300	Menlo Park Community Development Agency, Las Pulgas Community Development
	Tax Allocation Ser 2006 (Ambac)	3.98	10/01/07	4,300,000
	Metropolitan Water District of Southern California,
6,500	Waterworks 1996 Ser A (Ambac)	3.67	10/05/07	6,500,000
8,200	Waterworks 1999 Ser B	3.73	10/05/07	8,200,000
39,600	Waterworks 1999 Ser C	3.76	10/05/07	39,600,000
36,700	Waterworks 2000 Ser B-2	3.70	10/05/07	36,700,000
5,665	Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738 (FSA)	3.95	10/05/07	5,665,000
13,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	3.79	10/05/07	13,300,000
14,080	Northern California Gas Authority No 1, Gas Project Ser 2007 B Floaters Ser 2007-98	3.89	10/05/07	14,080,000
12,410	Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)	3.70	10/05/07	12,410,000
21,250	Northern California Transmission Agency, California-Oregon Transmission Refg 2002 Ser A (FSA)	3.65	10/05/07	21,250,000
50,950	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	3.80	10/05/07	50,950,000
15,665	Oakland Joint Powers Transit Authority, Fruitvale Transit Village Ser 2001 A	3.76	10/05/07	15,665,000
9,130	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	3.75	10/05/07	9,130,000
4,920	Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)	3.70	10/05/07	4,920,000
12,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	3.73	10/05/07	12,000,000
6,600	Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A (Ambac)	3.98	10/01/07	6,600,000
6,000	Pleasanton, Assisted Living Facility Ser 2005	3.75	10/05/07	6,000,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	3.75	10/05/07	9,500,000
3,800	Poway Unified School District, Ser 2004 COPs (FSA)	3.70	10/05/07	3,800,000
	Puttable Floating Option Tax-Exempt Receipts,
6,000	California Ser 2003 P-FLOATs PT-4211	3.93	10/05/07	6,000,000
31,450	California Ser 2007 P-FLOATs PT-4022 (Ambac)	3.92	10/05/07	31,450,000
15,000	Los Angeles Community College District Ser 2006 E P-FLOATs PT-4328 (FSA)	3.92	10/05/07	15,000,000
13,000	San Bernardino Community College District Ser 2006 C P-FLOATs PT-4317 (FSA)	3.92	10/05/07	13,000,000
5,500	San Jose Redevelopment Agency Ser 2006 C P-FLOATs PA-1505 (MBIA)	3.95	10/05/07	5,500,000
7,035	Simi Valley School Financing Authority Ser 2007 P-FLOATs PT-4280 (FSA)	3.92	10/05/07	7,035,000
6,410	Stockton Unified School District Ser 2007 P-FLOATs PT-4287 (FSA)	3.92	10/05/07	6,410,000
17,500	Rancho Water District Financing Authority, Ser 2001 B (FGIC)	3.70	10/05/07	17,500,000
13,665	Rescue Union School District, Ser 2001 COPs (FSA)	3.79	10/05/07	13,665,000
9,555	Riverside County, 2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)	3.92	10/05/07	9,555,000
1,000	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2	3.70	10/05/07	1,000,000
9,100	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	3.80	10/05/07	9,100,000
9,350	San Diego County, Ser 2004 COPs	3.77	10/05/07	9,350,000
6,625	San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409 (MBIA)	3.95	10/05/07	6,625,000
34,900	San Francisco City & County Airport Commission, 2006 Second Ser 33-C (XLCA) (AMT)	3.81	10/05/07	34,900,000
8,920	San Francisco City & County Finance Corporation, Moscone Center Ser 2004 P-FLOATs PT-2249 (Ambac)	3.92	10/05/07	8,920,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	3.76	10/05/07	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	3.74	10/05/07	13,400,000
7,605	San Marcos Public Facilities Authority, Tax Increment Pass-Through
	Ser 2006 A ROCs II-R Ser 514 (Ambac)	3.88	10/05/07	7,605,000
	Santa Clara,
2,800	Electric Ser 1985 C (Ambac)	3.70	10/05/07	2,800,000
12,400	Multifamily Briarwood Apartments Ser 1996 B	3.74	10/05/07	12,400,000
10,400	Multifamily The Grove Garden Apartments Ser 1997 A	3.74	10/05/07	10,400,000
15,700	Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B (Ambac)	3.73	10/05/07	15,700,000
2,200	Snowline Joint Unified School District, Ser 2005 COPs (FSA)	3.70	10/05/07	2,200,000
	Southern California Public Power Authority,
11,950	Transmission 1991 Refg Ser (Ambac)	3.75	10/05/07	11,950,000
26,700	Transmission 1996 B (FSA)	3.80	10/05/07	26,700,000
18,900	Transmission Refg Ser 2001 A (FSA)	3.70	10/05/07	18,900,000
5,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	3.85	10/05/07	5,000,000
7,075	Tulare-Porterville Schools Financing Authority, Ser 2002 COPs (FSA)	3.75	10/05/07	7,075,000
7,360	Turlock Irrigation District, Ser 1988 A	3.81	10/05/07	7,360,000
9,400	Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II 1985 Ser C	3.83	10/05/07	9,400,000
27,500	Vernon Natural Gas Financing Authority, Vernon Gas Ser 2006 C (MBIA)	3.75	10/05/07	27,500,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,783,420,000)			1,783,420,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (5.3%)
29,000	Contra Costa Transportation Authority, Sub Sales Tax Ser A	3.57%	11/07/07	3.57%	29,000,000
30,000	Los Angeles Department of Airports, Los Angeles International Airport Ser A	3.67	12/10/07	3.67	30,000,000
	San Diego County Water Authority,
30,000	Ser 1	3.47	02/12/08	3.47	30,000,000
15,500	Ser 3	3.61	10/11/07	3.61	15,500,000
5,500	Turlock Irrigation District, Sub Ser 2006 A	3.40	02/14/08	3.40	5,500,000

	Total California Tax-Exempt Commercial Paper (Cost $110,000,000)				110,000,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.9%)
18,000	California Community College Financing Authority, Community College League Ser 2007 A TRANs, dtd 07/02/07	4.50	06/30/08	3.67	18,108,247
	California Communities Tax & Revenue Anticipation NoteProgram,
35,000	Certain Local Agencies Ser 2007 A-1 Note Participants, dtd 07/02/07	4.50	06/30/08	3.64	35,218,149
35,000	Riverside County Ser 2007 A-3 Note Participants, dtd 07/02/07	4.50	06/30/08	3.62	35,223,173
20,000	Kern County, Ser 2007-2008 TRANs, dtd 07/02/07	4.50	06/30/08	3.62	20,128,283
13,000	Los Angeles County, 2007-2008 Ser TRANs, dtd 07/02/07	4.50	06/30/08	3.63	13,082,009
7,000	Los Angeles County Schools Pooled Financing Program, Pooled 2007-2008 Ser A TRANs, dtd 07/02/07	4.50	06/30/08	3.62	7,044,635
20,000	Sacramento County, 2007 Ser A TRANs, dtd 07/03/07	4.25	07/09/08	3.67	20,087,490
15,000	Sonoma County, Ser 2006-07 TRANs, dtd 10/17/06	4.25	10/16/07	3.67	15,003,257

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $163,895,243)				163,895,243

	Total Investments (Cost $2,057,315,243) (a)			98.9%	2,057,315,243

	Other Assets in Excess of Liabilities			1.1	22,205,148

	Net Assets			100.0%	$2,079,520,391

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
Floater - TR	Floating Rate Trust Receipt.
I - PUTTERs	Income Puttable Tax-Exempt Receipt.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at September 30, 2007.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007